Financial assets at amortized cost - Securities	12 Months Ended
Dec. 31, 2024
Financial Assets At Amortized Cost - Securities
Financial assets at amortized cost - Securities

Note 9 - Financial assets at amortized cost - Securities

The accounting policy on financial assets and liabilities is presented in Note 2c IV.

The Financial assets at amortized cost - Securities are as follows:

	12/31/2024			12/31/2023
	Amortized Cost	Expected Loss	Net Amortized Cost	Amortized Cost	Expected Loss	Net Amortized Cost
Brazilian government securities	111,824	(16)	111,808	94,990	(23)	94,967
Government securities – Latin America	21,730	(9)	21,721	27,874	(9)	27,865
Government securities – Abroad	25,126	(3)	25,123	22,712	(4)	22,708
Corporate securities	168,827	(3,627)	165,200	115,167	(818)	114,349
Rural product note	60,358	(416)	59,942	38,146	(190)	37,956
Bank deposit certificates	50	-	50	19	-	19
Real estate receivables certificates	5,827	(9)	5,818	5,911	(7)	5,904
Debentures	77,344	(3,101)	74,243	57,399	(586)	56,813
Eurobonds and other	1,102	(9)	1,093	516	-	516
Financial bills	212	-	212	1,575	(2)	1,573
Promissory and commercial notes	16,312	(32)	16,280	10,253	(23)	10,230
Other	7,622	(60)	7,562	1,348	(10)	1,338
Total	327,507	(3,655)	323,852	260,743	(854)	259,889

The Securities pledged as collateral of funding transactions of financial institutions and customers and Post-employment benefits (Note 26b), are: a) Brazilian government securities R$ 39,289 (R$ 16,738 at 12/31/2023) and b) Government securities – Latin America R$ 969 ( R$ 0 at 12/31/2023 ) and Corporate securities R$ 29,964 (R$ 20,114 at 12/31/2023), totaling R$ 70,222 (R$ 36,852 at 12/31/2023).

The amortized cost of Financial assets at amortized cost - Securities by maturity is as follows:

	12/31/2024		12/31/2023
	Amortized Cost	Net Amortized Cost	Amortized Cost	Net Amortized Cost
Current	90,213	88,582	82,120	81,745
Up to one year	90,213	88,582	82,120	81,745
Non-current	237,294	235,270	178,623	178,144
From one to five years	165,759	164,332	132,365	131,918
From five to ten years	60,289	59,694	42,062	42,031
After ten years	11,246	11,244	4,196	4,195
Total	327,507	323,852	260,743	259,889

Reconciliation of expected loss to financial assets at amortized cost  - securities, segregated by stages:

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss
	12/31/2023								12/31/2024
Financial assets at amortized cost	(183)	(244)	(317)	76	449	149	(166)	(88)	(324)
Brazilian government securities	(23)	7	-	-	-	-	-	-	(16)
Government securities - Latin America	(9)	10	(20)	10	-	-	-	-	(9)
Government securities - Abroad	(4)	(4)	-	5	-	-	-	-	(3)
Corporate securities	(147)	(257)	(297)	61	449	149	(166)	(88)	(296)
Rural product note	(60)	(63)	(179)	15	90	149	(57)	(45)	(150)
Real estate receivables certificates	(7)	2	(3)	5	3	-	(5)	-	(5)
Debentures	(52)	(229)	(32)	22	312	-	(80)	-	(59)
Eurobond and other	-	(2)	(7)	-	-	-	-	-	(9)
Promissory and commercial notes	(23)	1	(24)	8	30	-	(11)	-	(19)
Other	(5)	34	(52)	11	14	-	(13)	(43)	(54)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Expected loss
	12/31/2023								12/31/2024
Financial assets at amortized cost	(122)	2	(264)	139	166	416	(449)	(13)	(125)
Corporate securities	(122)	2	(264)	139	166	416	(449)	(13)	(125)
Rural product note	(10)	(48)	(64)	7	57	82	(90)	(12)	(78)
Real estate receivables certificates	-	30	(35)	-	5	-	(3)	(1)	(4)
Debentures	(105)	23	(160)	116	80	334	(312)	-	(24)
Financial bills	(2)	-	-	2	-	-	-	-	-
Promissory and commercial notes	-	-	(4)	10	11	-	(30)	-	(13)
Other	(5)	(3)	(1)	4	13	-	(14)	-	(6)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Expected loss
	12/31/2023								12/31/2024
Financial assets at amortized cost	(549)	(34)	(2,858)	699	88	13	(149)	(416)	(3,206)
Corporate securities	(549)	(34)	(2,858)	699	88	13	(149)	(416)	(3,206)
Rural product note	(120)	13	(53)	146	45	12	(149)	(82)	(188)
Real estate receivables certificates	-	(1)	-	-	-	1	-	-	-
Debentures	(429)	(2)	(2,805)	552	-	-	-	(334)	(3,018)
Other	-	(44)	-	1	43	-	-	-	-

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at amortized cost	(208)	63	(329)	60	120	173	(30)	(32)	(183)
Brazilian government securities	(30)	7	-	-	-	-	-	-	(23)
Government securities - Latin America	(7)	8	(13)	3	-	-	-	-	(9)
Government securities - Abroad	(4)	2	(2)	-	-	-	-	-	(4)
Corporate securities	(167)	46	(314)	57	120	173	(30)	(32)	(147)
Rural product note	(105)	128	(131)	20	44	38	(22)	(32)	(60)
Real estate receivables certificates	(4)	(4)	(6)	7	-	-	-	-	(7)
Debentures	(44)	(78)	(164)	25	74	135	-	-	(52)
Eurobond and other	-	(1)	-	1	-	-	-	-	-
Promissory and commercial notes	(13)	1	(9)	4	2	-	(8)	-	(23)
Other	(1)	-	(4)	-	-	-	-	-	(5)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at amortized cost	(114)	(221)	(45)	16	30	347	(120)	(15)	(122)
Corporate securities	(114)	(221)	(45)	16	30	347	(120)	(15)	(122)
Rural product note	(24)	(46)	(25)	7	22	115	(44)	(15)	(10)
Debentures	(86)	(6)	(10)	9	-	62	(74)	-	(105)
Financial bills	-	-	(2)	-	-	-	-	-	(2)
Promissory and commercial notes	-	(168)	(8)	-	8	170	(2)	-	-
Other	(4)	(1)	-	-	-	-	-	-	(5)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Expected loss
	12/31/2022								12/31/2023
Financial assets at amortized cost	(1,716)	(344)	(51)	2,035	32	15	(173)	(347)	(549)
Corporate securities	(1,716)	(344)	(51)	2,035	32	15	(173)	(347)	(549)
Rural product note	(11)	-	(31)	28	32	15	(38)	(115)	(120)
Debentures	(1,705)	(344)	(20)	1,837	-	-	(135)	(62)	(429)
Promissory and commercial notes	-	-	-	170	-	-	-	(170)	-